Commitments	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments [Abstract]
Commitments	Commitments
As at December 31, 2022, the Company had the following commitments (in addition to those disclosed elsewhere in these financial statements):

•For payments of $29 million for mobile equipment, $9 million related to mobile equipment rebuilds, $6 million related to plant and powerhouse maintenance, $1 million for the tailings storage facility expansion, $1 million for underground development and $3 million for other capital projects at the Fekola Mine, all of which is expected to be incurred in 2023.
•For payments of $13 million for mobile equipment and $2 million for infrastructure for Fekola Regional pre-development, all of which is expected to be incurred in 2023.
•For payments of $8 million for mobile equipment at the Masbate Mine, all of which is expected to be incurred in 2023.
•For payments of $1 million for the Gramalote Project, all of which is expected to be incurred in 2023.
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